Acquisitions	6 Months Ended	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2014
Business Combinations [Abstract]
Acquisitions
(2)	ACQUISITIONS

As of December 31, 2014 and since its formation, the Company has consummated 32 transactions accounted for as business combinations. The acquisitions were executed as part of the Company’s business strategy of expanding through acquisitions. The acquisitions of these businesses have allowed the Company to increase the scale at which it operates, which in turn affords the Company the ability to increase its operating leverage, extend its network reach, and broaden its customer base.

The accompanying condensed consolidated financial statements include the operations of the acquired entities from their respective acquisition dates.

Acquisitions Completed During Fiscal 2015

Neo Telecoms (“Neo”)

On July 1, 2014, the Company acquired a 96% equity interest in Neo, a Paris-based bandwidth infrastructure company. The purchase agreement also includes a call option to acquire the remaining equity interest on or after December 31, 2015. The purchase consideration of €54.1 (or $73.9), net of cash acquired, was in consideration of acquiring 96% equity ownership in Neo and a call option to purchase the remaining 4% equity interest in Neo, and is subject to certain adjustments post-closing. The consideration consisted of cash and was paid with cash on hand from the proceeds of the Sixth Amendment to the Company’s term loan facility. €8.7 (or $11.9) of the purchase consideration is currently held in escrow pending the expiration of the indemnification adjustment period. The acquisition was considered an asset purchase for tax purposes.

Colo Facilities Atlanta (“AtlantaNAP”)

On July 1, 2014, the Company acquired 100% of the equity interest in AtlantaNAP, a datacenter and managed services provider in Atlanta, for cash consideration of $52.5. $5.3 of the purchase price is currently held in escrow pending the expiration of the indemnification adjustment period. The acquisition was considered an asset purchase for tax purposes.

Acquisitions Completed During Fiscal 2014

Corelink Data Centers, LLC (“Corelink”)

On August 1, 2013, the Company entered into an asset purchase agreement to acquire Corelink. The transaction was consummated on the same date, at which time the Company acquired substantially all of the net assets of this business for consideration of approximately $1.9, comprised of 301,949 preferred units of CII with an estimated fair value of $1.6 and cash of $0.3 net of cash acquired. The acquisition was considered a stock purchase for tax purposes. The cash consideration was paid with cash on hand.

Access Communications, Inc. (“Access”)

On October 1, 2013, the Company acquired 100% of the equity interest in Access, a Minnesota corporation, for cash consideration of $40.1, net of cash acquired, of which $4.0 is currently held in escrow pending the expiration of the indemnification adjustment period. The acquisition was considered a stock purchase for tax purposes. The purchase price was paid with cash on hand.

FiberLink, LLC (“FiberLink”)

On October 2, 2013, the Company acquired 100% of the equity interest in FiberLink, an Illinois limited liability company, for cash consideration of $43.1, which was primarily funded with available funds drawn on the Company’s revolving credit facility. The acquisition was considered an asset purchase for tax purposes.

CoreXchange, Inc. (“CoreXchange”)

On March 4, 2014, the Company acquired 100% of the equity interest in CoreXchange, a data center, bandwidth and managed services provider located in Dallas, Texas for consideration of $17.5, net of cash acquired. Through the transaction, the Company acquired one new data center operation located at 8600 Harry Hines Blvd. and secured additional square footage in its existing data center. The consideration was paid with cash on hand. $1.8 is currently held in escrow pending the expiration of the indemnification adjustment period. The acquisition was considered an asset purchase for tax purposes.

Geo Networks Limited (“Geo”)

On May 16, 2014, the Company acquired 100% of the equity interest in Ego Holdings Limited, a London-based dark fiber provider. The consideration consisted of cash of £174.3 (or $292.3), net of cash acquired, and was funded with a combination of cash on hand and available funds drawn on the Company’s revolving credit facility. In conjunction with the acquisition, the Company repaid Geo’s existing debt obligations to the note holders totaling £113.4 and £69.1 was paid to the shareholders. The acquisition was considered an asset purchase for tax purposes.

Acquisition Method Accounting Estimates

The Company initially recognizes the assets and liabilities acquired from the aforementioned acquisitions based on its preliminary estimates of their acquisition date fair values. As additional information becomes known concerning the acquired assets and assumed liabilities, management may make adjustments to the opening balance sheet of the acquired company up to the end of the measurement period, which is no longer than a one year period following the acquisition date. The determination of the fair values of the acquired assets and liabilities assumed (and the related determination of estimated lives of depreciable tangible and identifiable intangible assets) requires significant judgment. As of December 31, 2014, the Company has not completed its fair value analysis and calculations in sufficient detail necessary to arrive at the final estimates of the fair value of certain working capital and non-working capital acquired assets and assumed liabilities, including the allocations to property, plant and equipment, goodwill and intangible assets, deferred revenue and resulting deferred taxes related to its acquisitions of CoreXchange, Geo, AtlantaNAP and Neo. All information presented with respect to certain working capital and non-working capital acquired assets and liabilities assumed as it relates to these acquisitions are preliminary and subject to revision pending the final fair value analysis. During the first quarter of Fiscal 2015, the Company finalized its fair value analysis and resulting purchase accounting for the Access and FiberLink acquisitions consummated in Fiscal 2014.

The table below reflects the Company’s preliminary estimates of the acquisition date fair values of the assets and liabilities assumed from its Fiscal 2015 acquisitions:

Acquisition date	AtlantaNAP July 1, 2014	Neo July 1, 2014
Cash	$—	$4.2
Other current assets	0.3	13.1
Property and equipment	9.7	42.9
Deferred tax assets, net	0.1	—
Intangibles	30.4	13.4
Goodwill	13.7	25.2
Other assets	—	2.4

Total assets acquired	54.2	101.2

Current liabilities	1.4	10.6
Deferred revenue	0.3	6.3
Capital lease obligations	—	—
Deferred tax liability, net	—	6.2

Total liabilities assumed	1.7	23.1

Net assets acquired	52.5	78.1
Less cash acquired	—	(4.2)

Net consideration paid	$52.5	$73.9

The table below reflects the Company’s estimates of the acquisition date fair values of the assets and liabilities assumed from its Fiscal 2014 acquisitions:

Acquisition date	Access October 1, 2013	FiberLink October 2, 2013	CoreXchange March 4, 2014	Geo May 16, 2014
Cash	$1.2	$—	$—	$13.7
Other current assets	2.3	0.8	0.6	10.7
Property and equipment	11.5	15.9	3.2	219.5
Deferred tax assets, net	—	7.7	0.2	—
Intangibles	18.0	19.3	11.0	61.2
Goodwill	24.0	19.8	3.6	92.3
Other assets	—	0.1	—	9.8

Total assets acquired	57.0	63.6	18.6	407.2

Current liabilities	1.0	1.3	0.5	18.9
Deferred revenue	5.1	19.2	0.4	44.3
Capital lease obligations	—	—	0.2	—
Deferred tax liability, net	9.6	—	—	38.0

Total liabilities assumed	15.7	20.5	1.1	101.2

Net assets acquired	41.3	43.1	17.5	306.0
Less cash acquired	(1.2)	—	—	(13.7)

Net consideration paid	$40.1	$43.1	$17.5	$292.3

The goodwill arising from the Company’s acquisitions results from synergies, anticipated incremental sales to the acquired company customer base, and economies-of-scale expected from the acquisitions. The Company has allocated the goodwill to the reporting units (in existence on the respective acquisition dates) that were expected to benefit from the acquired goodwill. The allocation was determined based on the excess of the estimated fair value of the reporting unit over the estimated fair value of the individual assets acquired and liabilities assumed that were assigned to the reporting units. Note 4—Goodwill, discloses the preliminary and/or final allocation of the Company’s acquired goodwill to each of its reporting units.

In each of the Company’s Fiscal 2014 and Fiscal 2015 acquisitions, the Company acquired certain customer relationships. These relationships represent a valuable intangible asset, as the Company anticipates continued business from the acquired customer bases. The Company’s estimate of the fair value of the acquired customer relationships is based on a multi-period excess earnings valuation technique that utilizes Level 3 inputs. The fair value of the acquired customer relationships for each acquisition was determined as follows: Fiscal 2015 acquisitions—AtlantaNAP, $30.4; and Neo, $13.4; Fiscal 2014 acquisitions—Access, $18.0; FiberLink, $19.3; CoreXchange, $11.0; and Geo, $61.2. The Company has not yet finalized the valuation of acquired customer relationships for CoreXchange, Geo, AtlantaNAP and Neo. For Fiscal 2015, the Company estimated the useful life of the acquired customer relationships to be approximately 11 years for AtlantaNAP and 15 years for Neo. For Fiscal 2014, the Company estimated the useful life of the acquired customer relationships to be approximately 20 years for Access, 12 years for Geo, 12 years for CoreXchange, and 18 years for FiberLink.

The previous owners of Geo had entered into various agreements, including IRU agreements with other telecommunication service providers to lease fiber and other bandwidth infrastructure in exchange for upfront cash payments. The Company accounted for acquired deferred revenue at its acquisition date fair value, which was determined utilizing the market approach. The market approach incorporated the actual up-front payments received by Geo under contracts entered within 18 months of the acquisition, as those were recent market transactions between parties unrelated to the Company. A fair value of $44.3 was assigned to the acquired deferred revenue balance of Geo. The acquired deferred revenue is being recognized over a weighted average remaining contract term of 9.7 years for Geo.

Purchase Accounting Estimates Associated with Deferred Taxes

Based on the Company’s fair value assessment related to deferred tax assets acquired in the Geo acquisition, a value of $38.0 was assigned to the acquired net deferred tax liabilities.

The tax effect of temporary differences that give rise to significant portions of the net deferred tax liabilities are as follows:

Geo May 16, 2014
Deferred income tax assets:
Net operating loss carry forwards	$2.5
Deferred revenue	4.4

Total deferred income tax assets	6.9

Deferred income tax liabilities:
Property and equipment	(32.7)
Intangible assets	(12.2)

Total deferred income tax liabilities	(44.9)

Net deferred income tax liabilities	$(38.0)

Adjustments to Purchase Accounting Estimates Associated with Prior Year Acquisitions

Access and FiberLink

During the first quarter of Fiscal 2015, the Company finalized its acquisition accounting for Access and FiberLink and its previously reported allocation of the purchase consideration associated with these acquisitions as a result of changes to the original fair value estimates of certain items acquired. These changes are the result of additional information obtained since June 30, 2014 that related to facts and circumstances that existed at the respective acquisition dates. Related to the Access acquisition, property, plant and equipment increased by $3.1, customer relationship intangible assets increased by $2.0, and deferred tax liabilities increased by $2.0 related to the Company’s final valuation of non-working capital acquired assets and the related deferred tax impacts. Related to the FiberLink acquisition, property, plant and equipment increased by $9.9, customer relationship intangible assets increased by $2.1, and deferred tax assets increased by $0.7 related to the Company’s final valuation of non-working capital acquired assets and the related deferred tax impacts. The Company has recast the previously reported consolidated balance sheet as of June 30, 2014 in connection with the finalization of acquisition accounting for these acquisitions. The Company did not recast the previously reported consolidated statement of operations for the year ended June 30, 2014 due to the immaterial effect of the related adjustments.

Fibergate Holdings, Inc. (“Fibergate”) Settlement

On August 31, 2012, the Company acquired 100% of the equity interest in Fibergate, a privately held corporation, for total consideration of $118.3. $17.6 of the purchase price was held in escrow pending the expiration of the working capital and indemnification adjustment period. Prior to the expiration of the indemnification adjustment period, the Company filed an indemnification claim against the former owners of Fibergate. During the three months ended December 31, 2014, the Company and the former owners of Fibergate entered into a settlement agreement and mutual release, which resulted in a refund of $2.5 of the purchase price. The $2.5 proceeds are included as a reduction to selling, general and administrative expenses on the condensed consolidated statement of operations for the three and six months ended December 31, 2014.

Transaction Costs

Transaction costs include expenses associated with professional services (i.e., legal, accounting, regulatory, etc.) rendered in connection with signed and/or closed acquisitions or disposals (including spin-offs), travel expense, severance expense incurred on the date of acquisition or disposal, and other direct expenses incurred that are associated with such acquisitions or disposals. The Company incurred transaction costs of $1.3 and $4.8 during the three and six months ended December 31, 2014, respectively, and $0.2 and $0.8 during the three and six months ended December 31, 2013, respectively. Transaction costs have been included in selling, general and administrative expenses in the condensed consolidated statements of operations and in cash flows from operating activities in the condensed consolidated statements of cash flows during these periods.

Pro-forma Financial Information

The pro forma results presented below include the effects of the Company’s Fiscal 2014 acquisitions of Corelink, Access, FiberLink, CoreXchange, and Geo and Fiscal 2015 acquisitions of the AtlantaNAP and Neo as if the acquisitions occurred on July 1, 2013. The pro forma net income/ (loss) for the periods ended December 31, 2014 and 2013 includes the additional depreciation and amortization resulting from the adjustments to the value of property and equipment and intangible assets resulting from purchase accounting and adjustment to amortized revenue during Fiscal 2014 and 2015 as a result of the acquisition date valuation of assumed deferred revenue. The pro forma results also include interest expense associated with debt used to fund the acquisitions. The pro forma results do not include any anticipated synergies or other expected benefits of the acquisitions. The unaudited pro forma financial information below is not necessarily indicative of either future results of operations or results that might have been achieved had the acquisitions been consummated as of July 1, 2013.

	Three months ended December 31,		Six months ended December 31,
	2014	2013	2014	2013
Revenue	$323.9	$303.3	$644.5	$602.3
Net income/(loss)	3.8	(39.2)	(106.7)	(68.4)

The Company is unable to determine the amount of revenue and net income associated with each acquisition recognized in the post-acquisition period as a result of integration activities.

(3)	ACQUISITIONS

The Company has consummated 32 transactions accounted for as business combinations since inception. The acquisitions were executed as part of the Company’s business strategy of expanding through acquisitions. The acquisitions of these businesses have allowed the Company to increase the scale at which it operates, which in turn affords the Company the ability to increase its operating leverage, extend its network reach, and broaden its customer base.

The accompanying consolidated financial statements include the operations of the acquired entities from their respective acquisition dates.

Acquisitions During the Year Ended June 30, 2012

360networks Holdings (USA) Inc. (“360networks”)

On December 1, 2011, the Company acquired all of the outstanding equity interest in 360networks for a contractual purchase price of $345,000. In connection with the agreement, the Company agreed to assume a net working capital deficit of approximately $26,400 and acquired $709 in cash balances. In March 2012, the Company received $400 in cash from an escrow account as a final working capital adjustment. As a result, the net consideration paid for the transaction was $317,891. The acquisition was funded with proceeds from a prior $315,000 senior secured term loan facility, which was entered into on December 1, 2011 and cash on hand.

Included in the $345,000 contractual purchase price was VoIP360, Inc., a legal subsidiary of 360networks. The VoIP360, Inc. entity held substantially all of 360networks’ Voice over Internet Protocol (“VoIP”) and other voice product offerings. Concurrently with the close of the 360networks acquisition, the Company contributed 360networks’ VoIP operations to OVS. On the contribution date, the Company estimated the fair value of the VoIP assets and liabilities that were distributed to OVS to be $11,700, which is netted within the caption “Net assets contributed to OVS” presented in the purchase price allocation table below. The acquisition was considered a stock purchase for tax purposes.

Mercury Marquis Holdings, LLC (“MarquisNet”)

On December 31, 2011, the Company entered into an Asset Purchase Agreement with MarquisNet. The agreement was consummated on the same date, at which time the Company acquired substantially all of the net assets of MarquisNet for a purchase price of $15,875, subject to post-closing adjustments. In connection with the agreement, the parties estimated the Company would assume a net working capital deficit of approximately $419. The Company also received an escrow refund totaling $1,875 related to the resolution of contingent purchase price adjustments in connection with the MarquisNet acquisition. As such, the consideration paid for the transaction was reduced to $13,581. The acquisition was funded with a draw on the Company’s revolving line-of-credit, which was subsequently repaid. The acquisition was considered an asset purchase for tax purposes.

Control Room Technologies, LLC, Allegan Fiber Communications, LLC and Lansing Fiber Communications (collectively “Arialink”)

On May 1, 2012, the Company acquired 100% of the equity interest in Arialink. The purchase price, which was funded with cash on hand, was $17,129, net of cash acquired and an escrow refund totaling $797 related to the resolution of contingent purchase price adjustments in connection with the Arialink acquisition. The acquisition was considered an asset purchase for tax purposes.

Included in the Arialink acquisition were certain assets and liabilities that supported Arialink’s managed service product offerings. Concurrently with the close of the Arialink acquisition, the Company contributed the portion of Arialink’s business that supported those managed service product offerings to OVS. The Company’s estimate of the fair value of the net assets contributed to OVS is approximately $1,752.

Acquisitions During the Year Ended June 30, 2013

AboveNet, Inc. (“AboveNet”)

On July 2, 2012, the Company acquired 100% of the outstanding capital stock of AboveNet, previously a publicly traded company listed on the New York Stock Exchange, in exchange for cash of approximately $2,210,043, net of cash acquired. The purchase price was based upon the price of $84 per share agreed to in the Agreement and Plan of Merger and the number of AboveNet shares outstanding on July 2, 2012. The acquisition was funded through cash proceeds raised through financing transactions that occurred in July 2012. The acquisition was considered a stock purchase for tax purposes.

FiberGate Holdings, Inc. (“FiberGate”)

On August 31, 2012, the Company acquired 100% of the equity interest in FiberGate, a privately held corporation, for total consideration of $118,335. The acquisition was funded with cash on hand. $17,550 of the purchase price is currently held in escrow pending the expiration of the working capital and indemnification adjustment period. The acquisition was considered a stock purchase for tax purposes.

USCarrier Telecom, LLC (“USCarrier”)

In connection with the October 1, 2010 acquisition of AFS, the Company acquired an ownership interest in USCarrier. As of June 30, 2012, the Company owned 55% of the outstanding Class A membership units and 34% of the outstanding Class B membership units of USCarrier. On October 1, 2012, the Company acquired the remaining equity interests in USCarrier not previously owned for total consideration of $16,092. The purchase price was paid with cash on hand. The acquisition was considered an asset purchase for tax purposes.

First Telecom Services, LLC (“First Telecom”)

On December 14, 2012, the Company acquired 100% of the equity interest in First Telecom, for total consideration of $109,700. The purchase price was paid with cash on hand. The acquisition was considered an asset purchase for tax purposes.

Litecast/Balticore, LLC (“Litecast”)

On December 31, 2012, the Company acquired 100% of the equity interest in Litecast for total consideration of $22,160. The purchase price was paid with cash on hand. The acquisition was considered an asset purchase for tax purposes.

Core NAP, L.P. (“Core NAP”)

On May 31, 2013, the Company acquired substantially all of the net assets of Core NAP for a purchase price of approximately $7,080. The purchase price was paid with cash on hand. The acquisition was considered an asset purchase for tax purposes.

Acquisitions During the Year Ended June 30, 2014

Corelink Data Centers, LLC (Corelink”)

On August 1, 2013, the Company entered into an asset purchase agreement to acquire Corelink. The transaction was consummated on the same date, at which time the Company acquired substantially all of the net assets of this business for consideration of approximately $1,982, comprised of 301,949 preferred units of CII with an estimated fair value of $1,637 and cash of $344 ($251 net of cash acquired). The acquisition was considered a stock purchase for tax purposes. The cash consideration was paid with cash on hand.

Access Communications, Inc. (“Access”)

On October 1, 2013, the Company acquired 100% of the equity interest in Access, a Minnesota corporation, for cash consideration of $40,068, net of cash acquired, of which $4,000 is currently held in escrow pending the expiration of the indemnification adjustment period. The acquisition was considered a stock purchase for tax purposes. The purchase price was $40,068 and was paid with cash on hand.

FiberLink, LLC (“FiberLink”)

On October 2, 2013, the Company acquired 100% of the equity interest in FiberLink, an Illinois limited liability company, for cash consideration of $43,137, which was primarily funded with available funds drawn on the Company’s revolving credit facility.

CoreXchange, Inc. (“CoreXchange”)

On March 4, 2014, the Company acquired 100% of the equity interest in CoreXchange, a data center, bandwidth and managed services provider located in Dallas, Texas for consideration of $17,503, net of cash acquired. Through the transaction, the Company acquired one new data center operation located at 8600 Harry Hines Blvd. and secured additional square footage in its existing data center. The consideration was paid with cash on hand. $1,775 is currently held in escrow pending the expiration of the indemnification adjustment period. The acquisition was considered an asset purchase for tax purposes.

Geo Networks Limited (“Geo”)

On May 16, 2014, the Company acquired 100% of the equity interest in Ego Holdings Limited, a London-based dark fiber provider. The consideration consisted of cash of £ 174,308 (or $292,332), net of cash acquired, and was funded with a combination of cash on hand and available funds drawn on the Company’s Revolver. In conjunction with the acquisition, the Company repaid Geo’s existing debt obligations to the note holders totaling £ 113,376 and £ 69,124 was paid to the shareholders. The acquisition was considered an asset purchase for tax purposes.

Recently Closed Acquisitions

Neo Telecoms (“Neo”)

On July 1, 2014, the Company acquired a 96% equity interest in Neo, a Paris-based bandwidth infrastructure company. The agreement also includes a contractual mechanism to acquire the remaining 4% equity interest on or after December 31, 2015. The purchase price of € 57,156 Euros (or $78,075) was in consideration of acquiring 96% equity ownership in Neo and is subject to certain adjustments post-closing. The consideration consisted of cash and was paid with cash on hand available from the proceeds of the Sixth Amendment to the Company’s Term Loan Facility. $8,710 of the purchase price is currently held in escrow pending the expiration of the indemnification adjustment period. The acquisition was considered an asset purchase for tax purposes.

Colo Facilities Atlanta (“AtlantaNAP”)

On July 1, 2014, the Company acquired 100% of the equity interest in AtlantaNAP, a data center and managed services provider in Atlanta, for cash consideration of $52,500. $5,250 of the purchase price is currently held in escrow pending the expiration of the indemnification adjustment period. The acquisition was considered an asset purchase for tax purposes.

Acquisition Method Accounting Estimates

The Company initially recognizes the assets and liabilities acquired from the aforementioned acquisitions based on its preliminary estimates of their acquisition date fair values. As additional information becomes known concerning the acquired assets and assumed liabilities, management may make adjustments to the opening balance sheet of the acquired company up to the end of the measurement period, which is no longer than a one year period following the acquisition date. The determination of the fair values of the acquired assets and liabilities assumed (and the related determination of estimated lives of depreciable tangible and identifiable intangible assets) require significant judgment. As of June 30, 2014, the Company has not completed its fair value analysis and calculations in sufficient detail necessary to arrive at the final estimates of the fair value of the non-working capital acquired assets and assumed liabilities, including the allocations to property, plant and equipment, goodwill and intangible assets, deferred revenue and resulting deferred taxes related to its acquisitions of Access, FiberLink, CoreXchange, and Geo. All information presented with respect to non-working capital and certain working capital acquired assets and liabilities assumed as it relates to these acquisitions is preliminary and subject to revision pending the final fair value analysis. During the year ended June 30, 2014, the Company finalized its fair value analysis and resulting purchase accounting for the AboveNet, FiberGate, USCarrier, First Telecom, Litecast, and Core NAP acquisitions consummated in Fiscal 2013 and the Corelink acquisition consummated in Fiscal 2014.

The table below reflects the Company’s estimates of the acquisition date fair values of the acquired assets and liabilities assumed from its Fiscal 2012 acquisitions:

Acquisition date	360networks December 1, 2011	MarquisNet December 31, 2011	Arialink May 1, 2012
Cash	$709	$—	$74
Other current assets	10,722	64	97
Property and equipment	167,116	1,295	8,873
Deferred tax assets, net	88,600	—	741
Intangibles	23,959	7,874	6,807
Goodwill	96,811	4,735	3,753
Other assets	214	—	31

Total assets acquired	388,131	13,968	20,376

Current liabilities	32,304	254	1,295
Deferred revenue	45,455	—	2,685
Other liabilities	3,472	133	945

Total liabilities assumed	81,231	387	4,925

Net assets acquired	306,900	13,581	15,451
Net assets contributed to OVS	11,700	—	1,752
Less cash acquired	(709)	—	(74)

Net consideration paid	$317,891	$13,581	$17,129

The table below reflects the Company’s estimates of the acquisition date fair values of the assets and liabilities assumed from its Fiscal 2013 acquisitions:

Acquisition date	AboveNet July 2, 2012	Fibergate August 31, 2012	USCarrier October 1, 2012	First Telecom December 14, 2012	Litecast December 31, 2012	Core NAP May 31, 2013
Cash	$141,586	$2,278	$—	$—	$—	$—
Other current assets	46,501	4,912	1,297	5,901	256	198
Property and equipment	1,477,320	58,975	19,361	63,543	386	2,507
Deferred tax assets, net	42,126	—	1,986	19,238	51	—
Intangibles	480,366	35,963	6,820	17,135	12,510	4,105
Goodwill	381,634	53,783	5,376	48,382	9,867	986
Other assets	12,564	58	27	60	—	—

Total assets acquired	2,582,097	155,969	34,867	154,259	23,070	7,796

Current liabilities	78,371	1,508	3,742	4,560	209	543
Deferred revenue	146,016	2,541	2,206	39,999	701	—
Other liabilities	6,081	—	—	—	—	173
Deferred tax liability, net	—	31,307	—	—	—	—

Total liabilities assumed	230,468	35,356	5,948	44,559	910	716

Net assets acquired	2,351,629	120,613	28,919	109,700	22,160	7,080
Cost method investment in USCarrier	—	—	(12,827)	—	—	—
Less cash acquired	(141,586)	(2,278)	—	—	—	—

Net consideration paid	$2,210,043	$118,335	$16,092	$109,700	$22,160	$7,080

The table below reflects the Company’s estimates of the acquisition date fair values of the assets and liabilities assumed from its Fiscal 2014 acquisitions:

Acquisition date	Corelink August 1, 2013	Access October 1, 2013	Fiberlink October 2, 2013	CoreXchange March 4, 2014	Geo May 16, 2014
Cash	$93	$1,162	$1	$—	$13,739
Other current assets	521	2,284	811	893	11,060
Property and equipment	15,856	11,453	15,960	3,009	219,535
Deferred tax assets, net	—	—	7,658	158	—
Intangibles	156	18,000	19,300	10,148	61,164
Goodwill	2,950	23,898	19,755	4,458	91,249
Other assets	545	—	142	44	9,873

Total assets acquired	20,121	56,797	63,627	18,710	406,620

Current liabilities	718	957	1,286	607	22,226
Deferred revenue	219	5,054	19,203	395	40,807
Capital lease obligations	14,240	—	—	205	—
Deferred tax liability, net	2,962	9,556	—	—	37,516

Total liabilities assumed	18,139	15,567	20,489	1,207	100,549

Net assets acquired	1,982	41,230	43,138	17,503	306,071
Less cash acquired	(93)	(1,162)	(1)	—	(13,739)

Net consideration paid	$1,889	$40,068	$43,137	$17,503	$292,332

The goodwill arising from the Company’s acquisitions results from the cost synergies, anticipated incremental sales to the acquired company’s customer base and economies-of-scale expected from the acquisitions. The Company has allocated the goodwill to the reporting units (in existence on the respective acquisition dates) that were expected to benefit from the acquired goodwill. The allocation was determined based on the excess of the fair value of the acquired business over the fair value of the individual assets acquired and liabilities assumed that were assigned to the reporting units. Note 7—Goodwill , displays the allocation of the Company’s acquired goodwill to each of its reporting units.

In each of the Company’s Fiscal 2012, 2013, and 2014 acquisitions, the Company acquired certain customer relationships. These relationships represent a valuable intangible asset, as the Company anticipates continued business from the acquired customer bases. The Company’s estimate of the fair value of the acquired customer relationships is based on a multi-period excess earnings valuation technique. The fair value of the acquired customer relationships for each acquisition was determined to be as follows: 2012 acquisitions—360networks, $19,923; MarquisNet, $7,874; Arialink, $6,807; 2013 acquisitions—AboveNet, $478,112; FiberGate, $35,963; USCarrier, $6,820; First Telecom, $17,135; LiteCast, $12,510; CoreNap, $4,105; 2014 acquisitions—Access, $18,000; Fiberlink, $19,300; CoreXchange, $10,148; and Geo, $41,906. For Fiscal 2012 acquisitions, the Company estimated the useful life of the acquired customer relationships to be approximately 20 years as it relates to Arialink and 360networks and 11 years for MarquisNet. For Fiscal 2013 acquisitions, the Company estimated the useful life of the acquired customer relationships to be approximately 20 years as it relates to AboveNet, FiberGate, Litecast and USCarrier and 15 years for First Telecom and 11 years for CoreNAP. For Fiscal 2014 acquisitions, the Company estimates the useful life of the acquired customer relationships to be approximately 20 years as it relates to Access and Fiberlink, 11 years to CoreXchange, and 12 years to Geo.

The previous owners of AboveNet, 360networks, First Telecom, and Geo had entered into various agreements, including IRU agreements with other telecommunication service providers to lease fiber and other bandwidth infrastructure in exchange for upfront cash payments. The Company accounted for acquired deferred revenue at its acquisition date fair value, which was determined utilizing both the income and market approaches. The income approach was based upon management’s assessment of the cost of the network encumbered by the IRU contracts in place, as well as the future costs to be incurred in connection with the Company’s continuing legal obligation associated with the acquired IRU contracts plus a reasonable profit margin. The market approach incorporated the actual up-front payments received by AboveNet, 360networks, First Telecom and Geo under contracts entered into within close proximity to the acquisition date, as those were recent market transactions between parties unrelated to the Company, and comparable transactions that the Company had entered into with other third-party customers within 18 months of the acquisition. A fair value of $146,016, $45,455, $39,999, and $40,807 was assigned to the acquired deferred revenue balance of AboveNet, 360networks, First Telecom, and Geo, respectively. The acquired deferred revenue is being recognized over a weighted average remaining contract term of 9.1 years, 12.5 years, 14.2 years, and 9.7 years for the AboveNet, 360networks, First Telecom, and Geo acquisitions, respectively.

Purchase Accounting Estimates Associated with Deferred Taxes

The three largest acquisitions completed in the last three years were 360networks, AboveNet, and Geo.

Based on the Company’s fair value assessment related to deferred tax assets acquired in the 360networks, AboveNet, and Geo acquisitions, a value of $88,600, $42,126, and $(37,516), respectively, was assigned to the acquired net deferred tax assets/(liabilities).

In conjunction with the finalization of acquisition accounting for 360networks and AboveNet, the Company completed a “change in ownership” analysis, within the meaning of Section 382 of the Internal Revenue Code (“IRC”). Section 382 of the IRC limits an acquiring company’s ability to utilize net operating loss carryforwards (“NOLs”) previously generated by an acquired company in order to reduce future taxable income. As a result of the Company’s acquisition of AboveNet and 360networks, the Company is subject to annual limitations on usage of the acquired $1,008,755 and $84,500 of NOLs generated by AboveNet and 360networks prior to the acquisition date.

The tax effect of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows:

	360networks	AboveNet	Geo
	December 1, 2011	July 2, 2012	May 16, 2014
Deferred income tax assets:
Net operating loss carry forwards	$33,111	$405,292	$2,529
Property and equipment	41,071	—	—
Deferred revenue	16,456	49,140	4,908
Accrued expenses	2,301	12,243	—
Allowance for doubtful accounts	16	2,435	—

Total deferred income tax assets	92,955	469,110	7,437

Deferred income tax liabilities:
Property and equipment	—	(249,963)	(32,720)
Intangible assets	(4,355)	(177,021)	(12,233)

Total deferred income tax liabilities	(4,355)	(426,984)	(44,953)

Net deferred income tax assets/(liabilities)	$88,600	$42,126	$(37,516)

Transaction Costs

Transaction costs include expenses associated with professional services (i.e., legal, accounting, regulatory, etc.) rendered in connection with signed and/or closed acquisitions or disposals (including spin-offs), travel expense, severance expense incurred on the date of acquisition or disposal, and other direct expenses incurred that are associated with such acquisitions or disposals. The Company incurred transaction costs of $6,630, $14,204, and $5,295 during the years ended June 30, 2012, 2013 and 2014. Transaction costs have been included in selling, general and administrative expenses in the consolidated statements of operations and in cash flows from operating activities in the consolidated statements of cash flows during these periods.

Pro-forma Financial Information (Unaudited)

The unaudited pro forma results presented below include the effects of the Company’s Fiscal 2013 acquisitions of AboveNet, Fibergate, USCarrier, First Telecom, Litecast, and Core NAP and the Company’s Fiscal 2014 acquisitions of Corelink, Access, Fiberlink, CoreXchange, and Geo as if each acquisition occurred on July 1, 2012. The pro forma loss for the years ended June 30, 2013 and 2014 includes the additional depreciation and amortization resulting from the adjustments to the value of property and equipment and intangible assets resulting from purchase accounting and a net increase to revenue during 2013 and net decrease to revenue during 2014 as a result of the acquisition date valuation of acquired deferred revenue. The pro forma results also include interest expense associated with debt used to fund the acquisitions. The pro forma results do not include any anticipated cost synergies or other expected benefits of the acquisitions. The unaudited pro forma financial information below is not necessarily indicative of either future results of operations or results that might have been achieved had the acquisitions been consummated as of July 1, 2012.

	Year Ended June 30, (Unaudited)
	2013	2014
Revenue	$1,086,462	$1,174,823
Loss from continuing operations	$(265,328)	$(184,667)

The Company is unable to determine the amount of revenue associated with each acquisition recognized in the post-acquisition period as a result of integration activities.